Note 1 - Basis of Presentation and General Information (Details Textual)									12 Months Ended			42 Months Ended
	Jan. 30, 2018 $ / shares shares	May 31, 2017 $ / shares shares	Dec. 05, 2016 $ / shares shares	May 13, 2015 $ / shares shares	Jan. 21, 2014 $ / shares shares	Aug. 07, 2013 $ / shares shares	Oct. 19, 2012 $ / shares shares	Mar. 27, 2012 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2016 shares	Dec. 31, 2019 $ / shares shares
Common Stock, Par or Stated Value Per Share									$ 0.0001			$ 0.0001
Stock Issued During Period, Shares, Dividend Reinvestment Plan | shares												12,957,681
Common Stock, Shares, Outstanding, Ending Balance | shares									119,132,696			119,132,696
Number of Vessels									60	62		60
Carrying Capacity of Vessels at Period End (TEU)									409,037	409,345		409,037
Number of Subsidiaries									74			74
Konstantakopoulos Family [Member]
Percentage Ownership									58.40%			58.40%
Common Stock Issued to Costamare Shipping Services Ltd. [Member]
Stock Issued During Period, Shares, New Issues | shares									598,400	598,400	598,400
Series B Preferred Stock [Member]
Sale of Stock, Price Per Share						$ 25
Preferred Stock, Shares Issued, Total | shares						2,000,000
Preferred Stock, Dividend Rate, Percentage						7.625%
Preferred Stock, Par or Stated Value Per Share						$ 0.0001
Series C Preferred Stock [Member]
Sale of Stock, Price Per Share					$ 25
Preferred Stock, Shares Issued, Total | shares					4,000,000
Preferred Stock, Dividend Rate, Percentage					8.50%
Preferred Stock, Par or Stated Value Per Share					$ 0.0001
Series D Preferred Stock [Member]
Sale of Stock, Price Per Share				$ 25
Preferred Stock, Shares Issued, Total | shares				4,000,000
Preferred Stock, Dividend Rate, Percentage				8.75%
Preferred Stock, Par or Stated Value Per Share				$ 0.0001
Series E Preferred Stock [Member]
Sale of Stock, Price Per Share	$ 25
Preferred Stock, Shares Issued, Total | shares	4,600,000
Preferred Stock, Dividend Rate, Percentage	8.875%
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Follow On Offering [Member]
Stock Issued During Period, Shares, New Issues | shares		13,500,000	12,000,000				7,000,000	7,500,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001
Sale of Stock, Price Per Share		$ 7.10	$ 6				$ 14	$ 14.10